Share Based Compensation (Option Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model
February 2006 [Member] | Share Based Options [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Feb. 14, 2006	Feb. 14, 2006
Dividend yield	0.00%	2.30%
Expected volatility	0.00%	15.80%
Risk free interest rate	0.00%	1.00%
Expected remaining life	0 years 0 months 0 days	1 year 0 months 25 days
Fair value, per option (in Canadian dollars)	0	0.62
August 2008 [Member] | Share Based Options [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug. 25, 2008	Aug. 25, 2008
Dividend yield	1.80%	2.30%
Expected volatility	22.00%	19.80%
Risk free interest rate	1.00%	1.20%
Expected remaining life	1 year 1 month 2 days	2 years 1 month 2 days
Fair value, per option (in Canadian dollars)	14.47	6.2
November 2010 [Member] | Share Based Options [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Nov. 11, 2010	Nov. 11, 2010
Dividend yield	0.00%	2.30%
Expected volatility	0.00%	19.70%
Risk free interest rate	0.00%	1.20%
Expected remaining life	0 years 0 months 0 days	2 years 0 months 0 days
Fair value, per option (in Canadian dollars)	0	3.57
August 2012 [Member] | Share Based Options [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug. 20, 2012	Aug. 20, 2012
Dividend yield	1.80%	2.30%
Expected volatility	18.30%	19.80%
Risk free interest rate	1.20%	1.50%
Expected remaining life	2 years 3 months 27 days	3 years 3 months 27 days
Fair value, per option (in Canadian dollars)	13.81	6.26
March 2013 [Member] | Share Based Options [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Mar. 26, 2013	Mar. 26, 2013
Dividend yield	1.80%	2.30%
Expected volatility	19.80%	21.10%
Risk free interest rate	1.30%	1.70%
Expected remaining life	3 years 0 months 12 days	4 years 0 months 12 days
Fair value, per option (in Canadian dollars)	12.88	6.01
March 2014 [Member] | Share Based Options [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Mar. 19, 2014
Dividend yield	1.80%	0.00%
Expected volatility	20.30%	0.00%
Risk free interest rate	1.50%	0.00%
Expected remaining life	4 years 3 months 3 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	8.53	0